Schedule of Investments
July 31, 2021
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–53.67%(a)
Australia–6.00%
Australia Government Bond,
Series 133, 5.50%, 04/21/2023(b)	AUD	914,000	$733,840
Series 142, 4.25%, 04/21/2026(b)	AUD	1,335,000	1,150,613
Series 157, 1.50%, 06/21/2031(b)	AUD	1,023,000	775,896
Series 162, 1.75%, 06/21/2051(b)	AUD	34,000	23,354
			2,683,703
Austria–0.27%
Raiffeisen Bank International AG, 1.50%, 03/12/2030(b)(c)	EUR	100,000	121,835
Belgium–0.19%
Anheuser-Busch InBev S.A./N.V., 2.88%, 09/25/2024(b)	EUR	65,000	84,687
Canada–4.16%
Canadian Government Bond,
0.25%, 11/01/2022	CAD	358,000	286,846
0.50%, 09/01/2025	CAD	1,174,000	931,996
0.50%, 12/01/2030	CAD	412,000	309,814
2.00%, 12/01/2051	CAD	249,000	210,820
Canadian Imperial Bank of Commerce, 0.38%, 05/03/2024(b)	EUR	100,000	120,759
			1,860,235
China–0.29%
Bank of Communications Co. Ltd., 3.63%, 10/03/2026(b)(c)	EUR	110,000	131,077
Finland–0.27%
Transmission Finance DAC, 1.50%, 05/24/2023(b)	EUR	100,000	122,208
France–5.41%
Airbus Finance B.V., 2.38%, 04/02/2024(b)	EUR	100,000	126,270
Banque Federative du Credit Mutuel S.A., 3.00%, 05/21/2024(b)	EUR	100,000	129,086
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, 6.38%(b)(c)(d)	EUR	100,000	137,188
Danone S.A., 1.25%, 05/30/2024(b)	EUR	100,000	124,002
Dassault Systemes SE, 0.13%, 09/16/2026(b)	EUR	100,000	120,799
Engie Alliance GIE, 5.75%, 06/24/2023(b)	EUR	50,000	65,962
French Republic Government Bond OAT, 0.01%, 11/25/2030(b)	EUR	1,000,000	1,208,254
	Principal Amount		Value
France–(continued)
Holding d’Infrastructures de Transport SASU, 1.63%, 09/18/2029(b)	EUR	100,000	$127,584
La Mondiale SAM, 5.05%(b)(c)(d)	EUR	100,000	138,936
Societe Generale S.A., 1.25%, 02/15/2024(b)	EUR	100,000	123,031
Thales S.A., 0.01%, 05/31/2022(b)	EUR	100,000	119,041
			2,420,153
Germany–7.36%
Bayer AG, 3.13%, 11/12/2079(b)(c)	EUR	100,000	124,478
BMW Finance N.V., 0.75%, 07/12/2024(b)	EUR	50,000	61,213
Bundesobligation, Series 183, 0.01%, 04/10/2026(b)	EUR	183,000	225,177
Bundesrepublik Deutschland Bundesanleihe,
0.01%, 08/15/2030(b)	EUR	1,006,434	1,253,821
0.01%, 08/15/2050(b)	EUR	352,371	415,427
Commerzbank AG, 0.63%, 08/28/2024(b)	EUR	70,000	85,167
Daimler AG, 0.01%, 02/08/2024(b)	EUR	38,000	45,445
Daimler International Finance B.V., 0.25%, 11/06/2023(b)	EUR	101,000	121,183
Deutsche Telekom International Finance B.V.,
2.75%, 10/24/2024(b)	EUR	50,000	65,236
0.63%, 12/13/2024(b)	EUR	80,000	97,767
E.ON International Finance B.V., 5.53%, 02/21/2023	EUR	50,000	64,735
E.ON SE, 0.88%, 05/22/2024(b)	EUR	75,000	91,699
Grenke Finance PLC, 1.50%, 10/05/2023(b)	EUR	60,000	70,576
Merck Financial Services GmbH, 0.13%, 07/16/2025(b)	EUR	100,000	120,607
Volkswagen Bank GmbH, 1.25%, 06/10/2024(b)	EUR	100,000	123,406
Volkswagen Financial Services AG, 1.50%, 10/01/2024(b)	EUR	60,000	74,841
Vonovia Finance B.V., 1.25%, 12/06/2024(b)	EUR	100,000	124,554
Wintershall Dea Finance B.V., 1.82%, 09/25/2031(b)	EUR	100,000	127,342
			3,292,674
Indonesia–0.42%
Indonesia Treasury Bond, 6.50%, 06/15/2025	IDR	2,546,000,000	186,164
Italy–1.12%
2i Rete Gas S.p.A., 1.61%, 10/31/2027(b)	EUR	100,000	128,643
Enel Finance International N.V., 1.00%, 09/16/2024(b)	EUR	100,000	123,368
Eni S.p.A., 1.00%, 10/11/2034(b)	EUR	100,000	126,152

See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

	Principal Amount		Value
Italy–(continued)
FCA Bank S.p.A., 0.63%, 11/24/2022(b)	EUR	103,000	$123,501
			501,664
Japan–10.03%
Japan Government Bond,
Series 146, 0.10%, 12/20/2025	JPY	153,300,000	1,412,184
Series 361, 0.10%, 12/20/2030	JPY	149,800,000	1,379,998
Series 420, 0.10%, 01/01/2023	JPY	81,300,000	743,613
Series 69, 0.70%, 12/20/2050	JPY	102,250,000	950,680
			4,486,475
Malaysia–0.12%
Malaysia Government Bond, Series 120, 4.07%, 06/15/2050	MYR	222,000	51,553
Mexico–0.70%
Mexican Bonos, Series M 20, 10.00%, 12/05/2024	MXN	5,600,000	313,376
Netherlands–0.47%
Cooperatieve Rabobank U.A., 1.25%, 03/23/2026(b)	EUR	120,000	152,692
Heineken N.V., 3.50%, 03/19/2024(b)	EUR	45,000	58,690
			211,382
New Zealand–0.39%
New Zealand Government Bond, 1.50%, 05/15/2031	NZD	254,000	176,589
Norway–2.20%
Norway Government Bond,
Series 475, 2.00%, 05/24/2023(b)	NOK	30,000	3,486
Series 478, 1.50%, 02/19/2026(b)	NOK	5,681,000	659,618
Series 483, 1.25%, 09/17/2031(b)	NOK	2,804,000	319,541
			982,645
Poland–0.49%
Republic of Poland Government Bond, Series 725, 3.25%, 07/25/2025	PLN	775,000	220,116
Romania–0.28%
NE Property B.V., 1.88%, 10/09/2026(b)	EUR	100,000	123,747
Russia–0.34%
Russian Federal Bond - OFZ, Series 6221, 7.70%, 03/23/2033	RUB	10,543,000	154,160
	Principal Amount		Value
South Korea–0.81%
Korea Treasury Bond,
Series 2512, 2.25%, 12/10/2025	KRW	176,130,000	$157,144
Series 3012, 1.50%, 12/10/2030	KRW	112,340,000	94,571
Series 5003, 1.50%, 03/10/2050	KRW	140,830,000	110,261
			361,976
Spain–0.84%
Banco Bilbao Vizcaya Argentaria S.A., 0.38%, 10/02/2024(b)	EUR	100,000	120,796
Banco Santander S.A., 3.25%, 04/04/2026(b)	EUR	100,000	134,526
Santander Consumer Finance S.A., 0.38%, 01/17/2025(b)	EUR	100,000	120,648
			375,970
Sweden–0.92%
Balder Finland OYJ, 1.00%, 01/20/2029(b)	EUR	100,000	119,381
Svenska Handelsbanken AB, 1.13%, 12/14/2022(b)	EUR	106,000	128,618
Swedbank AB, 0.75%, 05/05/2025(b)	EUR	100,000	123,150
Sweden Government Bond, Series 1058, 2.50%, 05/12/2025	SEK	325,000	41,756
			412,905
Switzerland–1.74%
Swiss Confederation Government Bond,
1.25%, 05/28/2026(b)	CHF	346,000	418,624
2.25%, 06/22/2031(b)	CHF	233,000	325,837
4.00%, 01/06/2049(b)	CHF	14,000	33,553
			778,014
Thailand–0.12%
Thailand Government Bond, 1.88%, 06/17/2049	THB	1,949,000	52,122
United Kingdom–6.17%
BAT International Finance PLC, 2.25%, 01/16/2030(b)	EUR	100,000	130,005
BP Capital Markets PLC, 0.90%, 07/03/2024(b)	EUR	100,000	122,880
CNH Industrial Finance Europe S.A., 1.63%, 07/03/2029(b)	EUR	100,000	128,563
Informa PLC, 1.50%, 07/05/2023(b)	EUR	100,000	122,217
Lloyds Banking Group PLC, 0.50%, 11/12/2025(b)(c)	EUR	100,000	121,014
NatWest Markets PLC, 1.00%, 05/28/2024(b)	EUR	100,000	122,860
Royal Mail PLC, 1.25%, 10/08/2026(b)	EUR	100,000	125,575
United Kingdom Gilt,
1.75%, 09/07/2022(b)	GBP	126,554	179,225
0.63%, 06/07/2025(b)	GBP	283,769	401,056
0.13%, 01/30/2026(b)	GBP	522,594	722,011
0.63%, 10/22/2050(b)	GBP	465,442	586,661
			2,762,067
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

	Principal Amount		Value
United States–2.56%
Abbott Ireland Financing DAC, 0.88%, 09/27/2023(b)	EUR	100,000	$121,838
Altria Group, Inc., 3.13%, 06/15/2031	EUR	100,000	139,926
American Honda Finance Corp., 0.35%, 08/26/2022	EUR	101,000	120,820
Apple, Inc., 0.88%, 05/24/2025	EUR	100,000	123,943
AT&T, Inc., 2.40%, 03/15/2024	EUR	116,000	146,296
Goldman Sachs Group, Inc. (The),
0.13%, 08/19/2024(b)	EUR	60,000	71,762
0.25%, 01/26/2028(b)	EUR	47,000	55,618
Johnson & Johnson, 0.65%, 05/20/2024	EUR	100,000	122,130
Toyota Motor Credit Corp., 0.25%, 07/16/2026(b)	EUR	100,000	121,278
Wells Fargo & Co., 0.50%, 04/26/2024(b)	EUR	100,000	120,975
			1,144,586
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $23,990,814)			24,012,083

U.S. Dollar Denominated Bonds & Notes–22.36%
Australia–0.15%
Westpac Banking Corp., 2.35%, 02/19/2025		$65,000	68,652
Canada–0.37%
Brookfield Finance, Inc., 4.85%, 03/29/2029		90,000	108,213
Magna International, Inc., 3.63%, 06/15/2024		52,000	56,215
			164,428
France–0.25%
Sanofi, 3.38%, 06/19/2023		105,000	110,902
Japan–0.20%
ORIX Corp., 2.90%, 07/18/2022		86,000	88,165
Mexico–0.44%
America Movil S.A.B. de C.V.,
6.38%, 03/01/2035		35,000	50,585
6.13%, 03/30/2040		100,000	144,534
			195,119
Netherlands–0.36%
Cooperatieve Rabobank U.A., 5.25%, 05/24/2041		85,000	119,899
Koninklijke KPN N.V., 8.38%, 10/01/2030		30,000	43,176
			163,075
United Kingdom–2.35%
Barclays PLC, 4.84%, 05/09/2028		200,000	227,088
BAT Capital Corp.,
4.54%, 08/15/2047		60,000	64,968
5.28%, 04/02/2050		75,000	88,952
BP Capital Markets PLC, 2.75%, 05/10/2023		46,000	47,962
	Principal Amount	Value
United Kingdom–(continued)
British Airways Pass-Through Trust, Series 2019-1, Class A, 3.35%, 06/15/2029(b)	$53,739	$54,074
CNH Industrial N.V., 3.85%, 11/15/2027	24,000	26,950
HSBC Holdings PLC,
4.58%, 06/19/2029(c)	200,000	232,985
6.10%, 01/14/2042	48,000	70,622
Mead Johnson Nutrition Co., 4.13%, 11/15/2025	95,000	107,327
Reynolds American, Inc., 5.70%, 08/15/2035	18,000	22,297
United Utilities PLC, 6.88%, 08/15/2028	84,000	109,998
		1,053,223
United States–18.24%
Adventist Health System/West, 2.95%, 03/01/2029	40,000	42,785
Aircastle Ltd., 4.40%, 09/25/2023	55,000	58,861
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	32,000	35,296
Altria Group, Inc.,
4.80%, 02/14/2029	74,000	86,694
5.95%, 02/14/2049	10,000	13,059
American Express Co.,
2.50%, 07/30/2024	90,000	95,091
3.00%, 10/30/2024	50,000	53,607
American Honda Finance Corp., 2.15%, 09/10/2024	65,000	68,005
American International Group, Inc., 4.13%, 02/15/2024	55,000	59,850
American Water Capital Corp., 6.59%, 10/15/2037	14,000	21,305
Ameriprise Financial, Inc., 4.00%, 10/15/2023	44,000	47,443
AmerisourceBergen Corp., 3.40%, 05/15/2024	50,000	53,302
Appalachian Power Co., 7.00%, 04/01/2038	25,000	38,274
Apple, Inc., 4.45%, 05/06/2044	35,000	46,310
Ares Capital Corp., 4.20%, 06/10/2024	47,000	50,689
Baker Hughes, a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
2.77%, 12/15/2022	28,000	28,893
4.08%, 12/15/2047	75,000	86,649
Bank of America Corp.,
4.20%, 08/26/2024	188,000	206,195
4.00%, 01/22/2025	30,000	32,935
Baxter International, Inc., 2.60%, 08/15/2026	103,000	110,309
BGC Partners, Inc., 3.75%, 10/01/2024	36,000	38,360
Boeing Co. (The),
2.25%, 06/15/2026	100,000	103,192
2.70%, 02/01/2027	29,000	30,143
6.63%, 02/15/2038	92,000	125,827
Booking Holdings, Inc., 4.63%, 04/13/2030	65,000	78,262
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Principal Amount		Value
United States–(continued)
California Institute of Technology, 4.70%, 11/01/2111	$22,000	$33,049
Capital One Financial Corp., 3.20%, 02/05/2025	75,000	80,889
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.05%, 03/30/2029	59,000	70,466
Chevron USA, Inc., 5.25%, 11/15/2043	65,000	90,586
Cigna Corp., 4.50%, 02/25/2026	55,000	62,881
Citigroup, Inc., 3.75%, 06/16/2024	45,000	48,865
Comcast Corp., 3.70%, 04/15/2024	87,000	94,316
CommonSpirit Health,
2.76%, 10/01/2024	65,000	68,523
1.55%, 10/01/2025	82,000	83,249
Constellation Brands, Inc., 4.25%, 05/01/2023	25,000	26,604
Corning, Inc., 5.85%, 11/15/2068	13,000	19,447
Cummins, Inc., 4.88%, 10/01/2043	55,000	74,015
Dell International LLC/EMC Corp., 6.02%, 06/15/2026	75,000	90,328
Dignity Health, 5.27%, 11/01/2064	25,000	35,689
Discovery Communications LLC, 3.95%, 06/15/2025	150,000	165,449
Duke Energy Corp., 3.75%, 04/15/2024	71,000	76,501
Eaton Vance Corp., 3.63%, 06/15/2023	52,000	54,945
Eli Lilly and Co., 5.50%, 03/15/2027	75,000	93,208
Exelon Generation Co. LLC, 6.25%, 10/01/2039	60,000	75,608
Expedia Group, Inc., 4.63%, 08/01/2027	16,000	18,271
Exxon Mobil Corp., 3.18%, 03/15/2024	52,000	55,467
Federal Realty Investment Trust, 3.95%, 01/15/2024	45,000	48,454
FedEx Corp., 4.75%, 11/15/2045	107,000	136,449
Fifth Third Bancorp, 2.38%, 01/28/2025	50,000	52,569
FS KKR Capital Corp., 4.63%, 07/15/2024	25,000	26,949
General Electric Co.,
6.15%, 08/07/2037	75,000	105,122
Series A, 6.88%, 01/10/2039	50,000	76,247
General Motors Co., 6.75%, 04/01/2046	93,000	135,950
Gilead Sciences, Inc., 3.70%, 04/01/2024	84,000	90,334
Goldman Sachs Group, Inc. (The), 4.00%, 03/03/2024	186,000	201,641
Principal Amount		Value
United States–(continued)
Harley-Davidson, Inc., 4.63%, 07/28/2045	$26,000	$28,835
Hasbro, Inc., 6.35%, 03/15/2040	50,000	71,307
HCA, Inc., 5.25%, 06/15/2026	100,000	116,573
Hewlett Packard Enterprise Co., 6.35%, 10/15/2045	30,000	41,626
Hexcel Corp., 4.20%, 02/15/2027	70,000	75,985
HP, Inc., 6.00%, 09/15/2041	31,000	40,756
Intel Corp., 2.88%, 05/11/2024	50,000	53,142
International Business Machines Corp., 7.13%, 12/01/2096	43,000	80,400
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	40,000	48,242
IPALCO Enterprises, Inc., 4.25%, 05/01/2030	68,000	77,568
JPMorgan Chase & Co., 3.88%, 09/10/2024	115,000	125,254
KLA Corp., 4.65%, 11/01/2024	47,000	52,528
Kohl’s Corp., 5.55%, 07/17/2045	68,000	82,353
Loews Corp., 4.13%, 05/15/2043	60,000	73,204
Marriott International, Inc., Series EE, 5.75%, 05/01/2025	9,000	10,391
MetLife, Inc., Series D, 4.37%, 09/15/2023	76,000	82,281
Microsoft Corp.,
2.88%, 02/06/2024	71,000	75,256
3.13%, 11/03/2025	100,000	109,616
3.95%, 08/08/2056	21,000	27,560
Morgan Stanley,
3.70%, 10/23/2024	85,000	92,876
6.38%, 07/24/2042	35,000	54,350
NextEra Energy Capital Holdings, Inc., 3.15%, 04/01/2024	70,000	74,601
Nordstrom, Inc., 5.00%, 01/15/2044	88,000	87,843
Omega Healthcare Investors, Inc., 3.38%, 02/01/2031	110,000	114,614
Oracle Corp.,
3.63%, 07/15/2023	50,000	53,022
2.50%, 04/01/2025	85,000	89,520
Parker-Hannifin Corp., 3.30%, 11/21/2024	55,000	59,149
Patterson-UTI Energy, Inc., 5.15%, 11/15/2029	99,000	102,557
Philip Morris International, Inc.,
2.50%, 08/22/2022	125,000	128,035
6.38%, 05/16/2038	30,000	43,696
PNC Financial Services Group, Inc. (The), 3.90%, 04/29/2024	50,000	54,332
PSEG Power LLC, 8.63%, 04/15/2031	100,000	157,129
QUALCOMM, Inc., 2.90%, 05/20/2024	50,000	53,192
Ralph Lauren Corp., 2.95%, 06/15/2030	44,000	47,547
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

	Principal Amount	Value
United States–(continued)
Rockwell Collins, Inc., 3.20%, 03/15/2024	$51,000	$54,363
San Diego Gas & Electric Co., 6.00%, 06/01/2039	50,000	72,048
Seagate HDD Cayman, 4.75%, 01/01/2025	50,000	55,250
Sempra Energy, 3.75%, 11/15/2025	30,000	33,023
Simon Property Group L.P., 6.75%, 02/01/2040	38,000	57,906
Southern California Edison Co.,
6.65%, 04/01/2029	75,000	94,424
6.00%, 01/15/2034	47,000	62,807
Series 2004-G, 5.75%, 04/01/2035	30,000	39,935
Southwest Airlines Co., 3.00%, 11/15/2026	100,000	107,840
Spectra Energy Partners L.P., 4.75%, 03/15/2024	63,000	69,084
Spirit Realty L.P., 3.20%, 02/15/2031	30,000	32,024
Starbucks Corp., 3.85%, 10/01/2023	22,000	23,415
Swiss Re America Holding Corp., 7.00%, 02/15/2026	47,000	59,038
Sysco Corp., 6.60%, 04/01/2050	46,000	73,545
Time Warner Cable LLC, 7.30%, 07/01/2038	30,000	44,130
Time Warner Entertainment Co. L.P., 8.38%, 03/15/2023	35,000	39,369
Truist Financial Corp., 2.50%, 08/01/2024	60,000	63,383
Tyco Electronics Group S.A., 3.45%, 08/01/2024	60,000	64,333
Union Electric Co., 8.45%, 03/15/2039	48,000	83,226
United Parcel Service, Inc., 2.20%, 09/01/2024	55,000	57,749
US Airways Pass-Through Trust, Series 2013-1A, Class PTT, 3.95%, 11/15/2025	38,173	38,643
ViacomCBS, Inc., 7.88%, 07/30/2030	35,000	50,376
Wachovia Corp., 7.57%, 08/01/2016(e)	82,000	105,223
Walmart, Inc., 3.30%, 04/22/2024	27,000	28,927
Walt Disney Co. (The), 1.65%, 09/01/2022	54,000	54,858
Waste Management, Inc., 3.13%, 03/01/2025	50,000	53,883
Wells Fargo & Co.,
4.10%, 06/03/2026	76,000	85,673
5.38%, 02/07/2035	90,000	123,827
Xilinx, Inc., 2.95%, 06/01/2024	40,000	42,403
		8,159,452
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,666,434)		10,003,016
	Principal Amount	Value
U.S. Treasury Securities–11.19%
U.S. Treasury Bills–0.20%
0.04%, 11/18/2021(f)(g)	$91,988	$91,988
U.S. Treasury Bonds–2.63%
1.63%, 11/15/2050	1,189,828	1,177,918
U.S. Treasury Notes–8.36%
0.13%, 12/31/2022	2,543,503	2,544,298
0.38%, 12/31/2025	849,568	844,170
1.13%, 02/15/2031	350,628	349,994
		3,738,462
Total U.S. Treasury Securities (Cost $5,025,515)		5,008,368

U.S. Government Sponsored Agency Mortgage-Backed Securities–9.43%
Federal Home Loan Mortgage Corp.,
2.50%, 07/01/2035 - 08/01/2050	736,532	777,039
4.50%, 09/01/2049 - 01/01/2050	71,039	76,599
3.00%, 01/01/2050 - 10/01/2050	414,699	443,347
2.00%, 01/01/2051	431,565	440,513
Federal National Mortgage Association,
4.50%, 06/01/2049	28,424	30,569
3.00%, 10/01/2049 - 08/01/2050	452,950	478,406
2.50%, 01/01/2050 - 08/01/2050	493,721	522,246
2.00%, 03/01/2051	195,296	199,349
Freddie Mac Multifamily Structured Pass-Through Ctfs., Series K038, Class X1, IO, 1.11%, 03/25/2024(h)	1,494,576	36,215
Uniform Mortgage-Backed Securities,
TBA, 2.00%, 09/01/2036 - 09/01/2051(i)	595,000	613,359
2.50%, 09/01/2051(i)	579,000	601,911
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $4,211,840)		4,219,553
	Shares
Exchange-Traded Funds–1.01%
United States–1.01%
Invesco High Yield Bond Factor ETF(j) (Cost $446,307)	17,500	450,362
Money Market Funds–3.96%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(j)(k)	643,143	643,143
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(j)(k)	392,380	392,537
Invesco Treasury Portfolio, Institutional Class, 0.01%(j)(k)	735,021	735,021
Total Money Market Funds (Cost $1,770,701)		1,770,701
TOTAL INVESTMENTS IN SECURITIES—101.62% (Cost $45,111,611)		45,464,083
OTHER ASSETS LESS LIABILITIES–(1.62)%		(723,988)
NET ASSETS–100.00%		$44,740,095
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Investment Abbreviations:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
EUR	– Euro
GBP	– British Pound Sterling
IDR	– Indonesian Rupiah
IO	– Interest Only
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
PLN	– Polish Zloty
RUB	– Russian Ruble
SEK	– Swedish Krona
TBA	– To Be Announced
THB	– Thai Baht
Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $15,564,544, which represented 34.79% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2021.
(i)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(j)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Invesco High Yield Bond Factor ETF	$-	$446,307	$-	$4,055	$-	$450,362	$8,237
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	1,625,443	5,074,825	(6,057,125)	-	-	643,143	134
Invesco Liquid Assets Portfolio, Institutional Class	1,023,375	3,420,654	(4,051,494)	72	(70)	392,537	147
Invesco Treasury Portfolio, Institutional Class	1,857,649	5,799,800	(6,922,428)	-	-	735,021	63
Total	$4,506,467	$14,741,586	$(17,031,047)	$4,127	$(70)	$2,221,063	$8,581

(k)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Canada 10 Year Bonds	3	September-2021	$355,907	$10,093	$10,093
Euro-Bund	1	September-2021	209,456	5,823	5,823
Euro-Buxl 30 Year Bonds	3	September-2021	765,273	54,729	54,729
Euro-Schatz	2	September-2021	266,562	459	459
Japan 10 Year Bonds	1	September-2021	1,388,269	5,739	5,739
Long Gilt	6	September-2021	1,082,449	23,091	23,091
U.S. Treasury 10 Year Ultra Notes	7	September-2021	1,051,750	39,306	39,306
Subtotal—Long Futures Contracts				139,240	139,240
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	4	September-2021	$(882,625)	$180	$180
U.S. Treasury 5 Year Notes	1	September-2021	(124,445)	(643)	(643)
U.S. Treasury 10 Year Notes	3	September-2021	(403,359)	(7,553)	(7,553)
U.S. Treasury Long Bond	5	September-2021	(823,594)	(38,644)	(38,644)
U.S. Treasury Ultra Bonds	1	September-2021	(199,531)	(6,969)	(6,969)
Subtotal—Short Futures Contracts				(53,629)	(53,629)
Total Futures Contracts				$85,611	$85,611

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/17/2021	Bank of America, N.A.	CAD	2,373,461	USD	1,948,847	$46,455
08/17/2021	Bank of America, N.A.	ZAR	189,000	USD	13,137	259
08/17/2021	Barclays Bank PLC	PLN	16,500	USD	4,476	193
08/17/2021	Barclays Bank PLC	USD	404,791	JPY	44,510,753	980
08/17/2021	Barclays Bank PLC	USD	24,787	RUB	1,842,490	368
08/18/2021	Barclays Bank PLC	USD	26,271	IDR	384,513,600	329
08/17/2021	BNP Paribas S.A.	AUD	158,300	USD	116,262	85
08/17/2021	BNP Paribas S.A.	CHF	571,000	USD	633,652	3,082
08/17/2021	BNP Paribas S.A.	HUF	1,009,776	USD	3,346	7
08/17/2021	BNP Paribas S.A.	NOK	1,185,000	USD	143,560	9,424
08/17/2021	BNP Paribas S.A.	SEK	8,589,000	USD	1,033,941	36,085
08/17/2021	BNP Paribas S.A.	USD	3,133,168	CNY	20,306,000	5,515
08/17/2021	Citibank, N.A.	INR	599,650	USD	8,055	4
08/17/2021	Citibank, N.A.	TRY	138,920	USD	16,367	5
08/17/2021	Citibank, N.A.	USD	41,477	BRL	219,000	495
08/17/2021	Citibank, N.A.	USD	295,550	EUR	249,171	108
08/17/2021	Deutsche Bank AG	AUD	360,300	USD	277,040	12,616
08/17/2021	Deutsche Bank AG	CHF	25,190	USD	27,989	171
08/17/2021	Deutsche Bank AG	CZK	80,823	USD	3,759	0
08/17/2021	Deutsche Bank AG	EUR	288,732	USD	348,165	5,564
08/17/2021	Deutsche Bank AG	NOK	2,334,980	USD	270,580	6,272
08/17/2021	Deutsche Bank AG	SEK	673,159	USD	80,989	2,783
08/17/2021	Deutsche Bank AG	SGD	3,445	USD	2,601	59
08/17/2021	Goldman Sachs International	CLP	2,532,694	USD	3,479	143
08/17/2021	Goldman Sachs International	COP	12,650,404	USD	3,365	105
08/17/2021	Goldman Sachs International	JPY	42,011,000	USD	386,603	3,620
08/17/2021	Goldman Sachs International	MXN	85,060	USD	4,274	9
08/17/2021	Goldman Sachs International	USD	318,695	CHF	294,600	6,640
08/17/2021	Goldman Sachs International	USD	107,279	RUB	8,067,000	2,860
08/18/2021	Goldman Sachs International	IDR	323,242,279	USD	22,362	0
08/17/2021	HSBC Bank USA, N.A.	THB	128,692	USD	4,005	90
08/17/2021	HSBC Bank USA, N.A.	USD	4,445	MXN	89,570	46
08/17/2021	J.P. Morgan Chase Bank, N.A.	BRL	231,870	USD	44,872	433
08/17/2021	J.P. Morgan Chase Bank, N.A.	CAD	182,023	USD	145,911	15
08/17/2021	J.P. Morgan Chase Bank, N.A.	EUR	496,920	USD	604,265	14,635
08/17/2021	J.P. Morgan Chase Bank, N.A.	GBP	130,160	USD	180,974	46
08/17/2021	J.P. Morgan Chase Bank, N.A.	KRW	15,990,187	USD	13,880	15
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
08/17/2021	J.P. Morgan Chase Bank, N.A.	SGD	35,620	USD	26,472	$184
08/17/2021	J.P. Morgan Chase Bank, N.A.	USD	3,046	BRL	16,100	40
08/17/2021	J.P. Morgan Chase Bank, N.A.	USD	121,568	TRY	1,068,920	4,330
08/17/2021	J.P. Morgan Chase Bank, N.A.	ZAR	335,350	USD	22,902	52
08/17/2021	Morgan Stanley and Co. International PLC	AUD	4,102,463	USD	3,182,353	171,554
08/17/2021	Morgan Stanley and Co. International PLC	EUR	5,662,000	USD	6,892,819	174,461
08/17/2021	Morgan Stanley and Co. International PLC	GBP	304,656	USD	431,108	7,622
08/17/2021	Morgan Stanley and Co. International PLC	NOK	2,829,750	USD	328,780	8,467
08/17/2021	Morgan Stanley and Co. International PLC	NZD	368,830	USD	257,407	454
08/17/2021	Morgan Stanley and Co. International PLC	PLN	540,000	USD	144,177	4,002
08/17/2021	Morgan Stanley and Co. International PLC	USD	13,020	MXN	261,060	71
08/17/2021	Morgan Stanley and Co. International PLC	ZAR	1,494,800	USD	105,667	3,817
08/17/2021	Royal Bank of Canada	USD	1,141,248	CAD	1,433,721	7,918
08/17/2021	Royal Bank of Canada	USD	133,282	INR	9,932,000	67
08/17/2021	State Street Bank & Trust Co.	GBP	304,000	USD	430,322	7,748
08/17/2021	State Street Bank & Trust Co.	NOK	4,990,871	USD	602,202	37,260
08/17/2021	State Street Bank & Trust Co.	SEK	2,712,062	USD	315,236	153
08/17/2021	UBS AG	CAD	135,788	USD	109,416	578
08/17/2021	UBS AG	NOK	5,374,700	USD	643,591	35,202
08/17/2021	UBS AG	USD	279,301	CHF	253,050	148
08/17/2021	UBS AG	USD	210,454	EUR	177,396	39
08/17/2021	UBS AG	USD	510,982	JPY	56,535,754	4,413
08/17/2021	UBS AG	USD	32,399	MXN	649,000	144
08/17/2021	UBS AG	USD	4,368	TRY	38,683	189
Subtotal—Appreciation						628,429
Currency Risk
08/17/2021	Bank of America, N.A.	USD	222,455	NZD	307,518	(8,215)
08/17/2021	Bank of America, N.A.	USD	22,079	ZAR	317,650	(435)
08/17/2021	Barclays Bank PLC	USD	84,865	THB	2,653,000	(4,154)
08/18/2021	Barclays Bank PLC	IDR	72,236,682	USD	4,935	(62)
08/17/2021	BNP Paribas S.A.	CHF	554,551	USD	600,152	(12,254)
08/17/2021	BNP Paribas S.A.	MXN	4,860,000	USD	241,112	(2,580)
08/17/2021	BNP Paribas S.A.	USD	121,182	AUD	165,000	(89)
08/17/2021	BNP Paribas S.A.	USD	61,035	CHF	55,000	(297)
08/17/2021	BNP Paribas S.A.	USD	351,449	NOK	2,901,000	(23,070)
08/17/2021	BNP Paribas S.A.	USD	157,577	SEK	1,309,000	(5,499)
08/17/2021	BNP Paribas S.A.	USD	116,641	SGD	155,000	(2,248)
08/17/2021	Citibank, N.A.	EUR	131,417	USD	155,379	(557)
08/17/2021	Citibank, N.A.	GBP	531,855	USD	734,102	(5,200)
08/17/2021	Citibank, N.A.	USD	48,653	BRL	244,810	(1,734)
08/17/2021	Citibank, N.A.	USD	15,579	INR	1,143,890	(221)
08/17/2021	Citibank, N.A.	USD	39,401	SGD	53,372	(12)
08/17/2021	Deutsche Bank AG	RUB	858,200	USD	11,655	(62)
08/17/2021	Deutsche Bank AG	USD	314,654	CAD	378,685	(11,128)
08/17/2021	Deutsche Bank AG	USD	8,553	KRW	9,672,120	(166)
08/17/2021	Deutsche Bank AG	USD	96,897	NOK	855,220	(91)
08/17/2021	Deutsche Bank AG	USD	19,051	NZD	26,376	(675)
08/17/2021	Deutsche Bank AG	USD	308,476	SEK	2,563,960	(10,600)
08/17/2021	Deutsche Bank AG	USD	4,176	SGD	5,530	(95)
08/17/2021	Goldman Sachs International	RUB	8,005,300	USD	106,873	(2,424)
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
08/17/2021	Goldman Sachs International	THB	100,690	USD	3,059	$(5)
08/17/2021	Goldman Sachs International	USD	962,696	CAD	1,164,149	(29,600)
08/17/2021	Goldman Sachs International	USD	4,709	CLP	3,435,759	(183)
08/17/2021	Goldman Sachs International	USD	1,498,155	JPY	162,800,000	(14,027)
08/17/2021	Goldman Sachs International	USD	77,496	SEK	662,910	(480)
08/18/2021	Goldman Sachs International	USD	67,222	IDR	971,246,037	(32)
08/17/2021	HSBC Bank USA, N.A.	INR	3,848,710	USD	51,489	(185)
08/17/2021	HSBC Bank USA, N.A.	USD	3,440	CZK	72,015	(90)
08/17/2021	J.P. Morgan Chase Bank, N.A.	TRY	24,620	USD	2,759	(141)
08/17/2021	J.P. Morgan Chase Bank, N.A.	USD	23,824	CLP	16,856,000	(1,623)
08/17/2021	J.P. Morgan Chase Bank, N.A.	USD	234,248	EUR	192,635	(5,673)
08/17/2021	J.P. Morgan Chase Bank, N.A.	USD	80,514	GBP	57,907	(21)
08/17/2021	J.P. Morgan Chase Bank, N.A.	USD	138,301	KRW	155,703,000	(3,292)
08/17/2021	Morgan Stanley and Co. International PLC	USD	1,054,114	AUD	1,352,910	(61,212)
08/17/2021	Morgan Stanley and Co. International PLC	USD	54,867	CZK	1,155,000	(1,151)
08/17/2021	Morgan Stanley and Co. International PLC	USD	7,726,726	EUR	6,347,000	(195,567)
08/17/2021	Morgan Stanley and Co. International PLC	USD	834,732	GBP	589,890	(14,759)
08/17/2021	Morgan Stanley and Co. International PLC	USD	40,169	HUF	11,853,000	(984)
08/17/2021	Morgan Stanley and Co. International PLC	USD	182,221	NZD	252,000	(6,660)
08/17/2021	Morgan Stanley and Co. International PLC	USD	4,418	PLN	16,850	(44)
08/17/2021	Morgan Stanley and Co. International PLC	USD	119,331	ZAR	1,687,410	(4,357)
08/17/2021	Royal Bank of Canada	USD	45,030	COP	167,994,000	(1,742)
08/17/2021	State Street Bank & Trust Co.	USD	1,724,655	GBP	1,217,619	(32,111)
08/17/2021	UBS AG	CHF	4,610	USD	5,088	(3)
08/17/2021	UBS AG	JPY	15,922,746	USD	143,449	(1,707)
08/17/2021	UBS AG	USD	4,602	NOK	38,432	(252)
Subtotal—Depreciation						(467,769)
Total Forward Foreign Currency Contracts						$160,660

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Currency Risk
Pay	3 Month STIBOR	Quarterly	0.49%	Annually	02/08/2031	SEK	171	$—	$1	$1
Receive	3 Month USD LIBOR	Quarterly	(1.11)	Semi-Annually	01/22/2031	USD	32,787	—	368	368
Receive	6 Month EUR LIBOR	Semi-Annually	(0.44)	Annually	01/22/2026	EUR	133,792	(28)	370	398
Receive	6 Month AUD BBSW	Semi-Annually	(0.08)	Semi-Annually	01/19/2023	AUD	922,000	—	493	493
Receive	3 Month NZD BBSW	Quarterly	(1.07)	Semi-Annually	04/09/2026	NZD	334,523	735	3,694	2,959
Receive	3 Month USD LIBOR	Quarterly	(0.61)	Semi-Annually	02/17/2026	USD	621,000	—	3,463	3,463
Pay	China 7-Day Reverse Repo Rate	Quarterly	2.59	Quarterly	10/29/2025	CNY	20,000,000	—	12,515	12,515
Pay	China 7-Day Reverse Repo Rate	Quarterly	2.83	Quarterly	04/08/2026	CNY	7,065,538	—	15,410	15,410
Subtotal — Appreciation								707	36,314	35,607
Currency Risk
Receive	3 Month STIBOR	Quarterly	(0.31)	Annually	04/07/2026	SEK	9,136,799	1,348	(5,463)	(6,811)
Receive	3 Month STIBOR	Quarterly	(0.76)	Annually	04/07/2031	SEK	1,446,749	29	(3,598)	(3,627)
Receive	3 Month STIBOR	Quarterly	(0.93)	Annually	02/03/2031	SEK	1,435,616	(2,992)	(6,255)	(3,263)
Subtotal — Depreciation								(1,615)	(15,316)	(13,701)
Total Centrally Cleared Interest Rate Swap Agreements								$(908)	$20,998	$21,906

(a)	Centrally cleared swap agreements collateralized by $100,000 cash held with Credit Suisse Securities (USA) LLC.

See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Abbreviations:
AUD	—Australian Dollar
BBSW	—Bank Bill Swap Rate
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
EUR	—Euro
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
RUB	—Russian Ruble
SEK	—Swedish Krona
SGD	—Singapore Dollar
STIBOR	—Stockholm Interbank Offered Rate
THB	—Thai Baht
TRY	—Turkish Lira
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$24,012,083	$—	$24,012,083
U.S. Dollar Denominated Bonds & Notes	—	10,003,016	—	10,003,016
U.S. Treasury Securities	—	5,008,368	—	5,008,368
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	4,219,553	—	4,219,553
Exchange-Traded Funds	450,362	—	—	450,362
Money Market Funds	1,770,701	—	—	1,770,701
Total Investments in Securities	2,221,063	43,243,020	—	45,464,083
Other Investments - Assets*
Futures Contracts	139,420	—	—	139,420
Forward Foreign Currency Contracts	—	628,429	—	628,429
Swap Agreements	—	35,607	—	35,607
	139,420	664,036	—	803,456
Other Investments - Liabilities*
Futures Contracts	(53,809)	—	—	(53,809)
Forward Foreign Currency Contracts	—	(467,769)	—	(467,769)
Swap Agreements	—	(13,701)	—	(13,701)
	(53,809)	(481,470)	—	(535,279)
Total Other Investments	85,611	182,566	—	268,177
Total Investments	$2,306,674	$43,425,586	$—	$45,732,260

*	Unrealized appreciation (depreciation).
Invesco World Bond Factor Fund